Income Tax: (Details Text) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ 35.1	$ 0.0
US tax loss carryforwards utilized by the Company	$ 52.4